Expense Example	Aug. 26, 2026 USD ($)
Toews Tactical Income Fund | Toews Tactical Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,718
Toews Hedged Opportunity Fund | Toews Hedged Opportunity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,790
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,958
Toews Managed Risk Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	$ 1,646